Other Financial Liabilities	6 Months Ended
Jun. 30, 2023
Other Financial Liabilities Abstract
Other Financial Liabilities

16.Other Financial Liabilities

Other financial liabilities are as follows:

in € thousand	June 30, 2023	December 31, 2022
Other non-current financial liabilities	19	21
Other current financial liabilities	1,004	4
Total	1,023	25

During the period to June 30, 2023, the Group received a commitment fee deposit of €1,000 thousand (December 31, 2022: nil) for dealership rights that is refundable subject to certain terms and conditions to be met by the counterparty.